Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 5,952	$ 5,017
Non-current borrowings	102,811	91,617
Total borrowings	108,763	96,634
Commodity price risk
Disclosure of Financial Risk Management [Line Items]
Current borrowings	336	372
Non-current borrowings	55,739	47,898
Total borrowings	$ 56,075	$ 48,270
Percent of current borrowings	0.00%	0.00%
Percent of non-current borrowings	51.00%	50.00%
Percent of total loans	51.00%	50.00%